Financial Risk Management - Contractual Maturities of Financial Liabilities, Including Estimated Interest Payments (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for financial liabilities [Line Items]
Bonds	₩ 2,531,468
Trade accounts and notes payable	4,814,055	₩ 3,779,290
Other Accounts Payable	2,329,820
Other accounts payable (enterprise procurement cards)	1,074,089
Long-term other accounts payable	586,104
Security deposits received	11,199
Lease liabilities	90,920
Derivatives	8,378
Derivatives for cash flow hedge	13,400
Financial liabilities	22,153,427
6 months or less [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bonds	575,029
Trade accounts and notes payable	4,468,682
Other Accounts Payable	2,201,225
Other accounts payable (enterprise procurement cards)	1,023,130
Security deposits received	2,860
Lease liabilities	28,216
Derivatives	5,473
Derivatives for cash flow hedge	13,400
Financial liabilities	9,872,248
6-12 months [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bonds	884,996
Trade accounts and notes payable	345,373
Other Accounts Payable	128,595
Other accounts payable (enterprise procurement cards)	50,959
Security deposits received	5,592
Lease liabilities	16,116
Derivatives	2,364
Derivatives for cash flow hedge	0
Financial liabilities	2,544,188
1-2 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bonds	329,661
Long-term other accounts payable	113,222
Security deposits received	2,747
Lease liabilities	22,959
Derivatives	541
Derivatives for cash flow hedge	0
Financial liabilities	3,936,075
2-5 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bonds	652,467
Long-term other accounts payable	273,718
Security deposits received	0
Lease liabilities	16,241
Derivatives	0
Derivatives for cash flow hedge	0
Financial liabilities	5,505,049
More than 5 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bonds	89,315
Long-term other accounts payable	199,164
Lease liabilities	7,388
Derivatives for cash flow hedge	0
Financial liabilities	295,867
Unsecured bank borrowings [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Borrowings	10,693,994
Unsecured bank borrowings [member] | 6 months or less [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Borrowings	1,554,233
Unsecured bank borrowings [member] | 6-12 months [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Borrowings	1,110,193
Unsecured bank borrowings [member] | 1-2 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Borrowings	3,466,945
Unsecured bank borrowings [member] | 2-5 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Borrowings	4,562,623
Unsecured bank borrowings [member] | More than 5 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Borrowings	0
Carrying amount [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Borrowings	10,052,245
Bonds	2,611,561
Trade accounts and notes payable	4,814,055
Other Accounts Payable	2,327,257
Other accounts payable (enterprise procurement cards)	1,074,089
Long-term other accounts payable	496,083
Security deposits received	11,199
Lease liabilities	84,326
Derivatives	10,925
Derivatives for cash flow hedge	13,400
Financial liabilities	₩ 21,495,140